Commitments (Details Textual 1) (USD $)	1 Months Ended					9 Months Ended		12 Months Ended		1 Months Ended
	May 31, 2011	Jan. 31, 2011	Feb. 28, 2010	Dec. 31, 2009	Feb. 28, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Lease	Dec. 31, 2010	Oct. 31, 2011 Consulting Agreements [Member] Public relation service [Member]	Apr. 30, 2011 Consulting Agreements [Member] Transaction service [Member]	Jun. 30, 2010 Consulting Agreements [Member] Payment related service [Member]	Jun. 30, 2010 Consulting Agreements [Member] Consulting service [Member]	Mar. 31, 2010 Consulting Agreements [Member] Online monitoring and transaction service	Feb. 28, 2010 Consulting Agreements [Member] Legal service [Member]	Dec. 31, 2011 Consulting Agreements [Member] Legal service [Member]
Commitments (Textual)
Agreement Period										3 years	2 years	2 years	2 years	15 months
Fees paid for service renderd										$ 29,000	$ 96,000		$ 8,000	$ 2,500
Fees paid for service renderd year two										28,000
Fees paid for service renderd year three										28,000
Description if unrelated party terminated by the Company prior to agreement termination												In the event of early termination by the Company, the Company will pay a termination fee to the vendor based upon a formula determined by the fees generated during the term of the agreement based on the nine months prior to termination of the agreement.
Transportation allowance per month													600
Share issued, shares during period for providing legal services		10,000	300,000												300,000
Share issued during period for providing legal services		20,800	75,000												75,000
Legal Fees								75,000							75,000
Deferred compensation									7,603							0
Term of non-cancelable operating lease	46 months				3 years
Start date of lease	Jun. 01, 2011				Apr. 01, 2009
Expiration date of lease	Mar. 30, 2015				Mar. 31, 2012
Operating lease, base rent	973,595				313,680
Lease termination, portion of Lease	Final five months
Minimum notice period to terminate lease	8 months
Rent expense						$ 219,584	$ 148,556	$ 262,177	$ 125,881
Number of operating lease								2
Period of financial consulting agreement				1 year
Financial consulting agreement termination date				Dec. 28, 2010